Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund - Premier Class	May 30, 2024 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306